Organization of The Company and Significant Accounting Policies: Concentration of Credit Risk Policy (Policies)	12 Months Ended
Dec. 31, 2014
Policies
Concentration of Credit Risk Policy

Concentration of credit risk

The Company primarily transacts its business with one financial institution. The amount on deposit in that one institution may from time to time exceed the federally-insured limit.